Income Taxes (Details) - USD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017
Income Tax Disclosure [Abstract]
Tax benefit at U.S. statutory rate	$ 181,661	$ 303,734
less: amortization of beneficial conversion feature	(111,648)	(155,660)
less: valuation allowance	(70,014)	(148,074)
Tax benefit, net